Auditor’s remuneration (Tables)	12 Months Ended
Dec. 31, 2021
Additional information [abstract]
Summary of auditor's remuneration

			$ million
Fees	2021	2020	2019
The audit of the company annual accounts[a]	37	30	32
The audit of accounts of subsidiaries of the company	15	11	11
Total audit	52	41	43
Audit-related assurance services[b]	5	11	4
Total audit and audit-related assurance services	57	52	47
Non-audit and other assurance services	—	1	1
Services relating to bp pension plans	1	1	1
	58	54	49
[a] Fees in respect of the audit of the accounts of BP p.l.c. including the group’s consolidated financial statements.
[b] Includes interim reviews and audit of internal control over financial reporting and non-statutory audit services. 2020 fees include audit fees relating to the Petrochemicals disposal.